Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments by category [Abstract]
Financial assets
	Notes	Amortized cost	Fair Value Through Other Comprehensive Income	Fair value Through profit or loss	Balance as of December 31, 2019
Derivative assets	9	-	-	5,230	5,230
Investment in Ten West Link		-	9,874	-	9,874
Investment in Rioglass		-	-	7,000	7,000
Other financial investments		288,060	-	-	288,060
Trade and other receivables	11	317,568	-	-	317,568
Cash and cash equivalents	12	562,795	-	-	562,795
Total financial assets		1,168,423	9,874	12,230	1,190,527
	Notes	Amortized cost	Fair Value Through Other Comprehensive Income	Fair value Through profit or loss	Balance as of December 31, 2018
Derivative assets	9	-	-	13,153	13,153
Investment in Ten West Link		-	6,034	-	6,034
Other financial investments		274,318	-	-	274,318
Trade and other receivables	11	236,395	-	-	236,395
Cash and cash equivalents	12	631,542	-	-	631,542
Total financial assets		1,142,255	6,034	13,153	1,161,441

Financial liabilities
Corporate debt	14	723,791	-	-	723,791
Project debt	15	4,852,348	-	-	4,852,348
Related parties – non-current	10	17,115	-	-	17,115
Trade and other current liabilities	17	128,062	-	-	128,062
Derivative liabilities	9	-	-	298,744	298,744
Total financial liabilities		5,721,316	-	298,744	6,020,060

Corporate debt	14	684,073	-	-	684,073
Project debt	15	5,091,114	-	-	5,091,114
Related parties – non-current	10	33,675	-	-	33,675
Trade and other current liabilities	17	192,033	-	-	192,033
Derivative liabilities	9	-	-	279,152	279,152
Total financial liabilities		6,000,895	-	279,152	6,280,047